Investment Income and Gains and Losses (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule Of Gain Loss On Investments Including Marketable Securities And Investments Held At Cost Income Statement Reported Amounts Summary [Line Items]
Total realized investment losses	$ 62	$ 75	$ (43)
Less income taxes (benefits)	21	25	(17)
Realized investment gains (losses) from continuing operations, net of taxes and noncontrolling interest	41	50	(26)
Impairments Table Details [Abstract]
Credit-related	28	38	93
Other	25	1	13
Total	53	39	106
Realized Investment Results Not Reflected In Revenues Table Details [Abstract]
Separate accounts	210	191	(25)
Investment gains required to adjust future policy benefits for the run-off settlement annuity business	8	18	51
Sales Information For Available For Sale Fixed Maturies Equity Securities [Abstract]
Proceeds from sales	876	826	949
Gross gains on sales	53	46	51
Gross losses on sales	(7)	(3)	(9)
Investment Income And Gains And Losses Text Details [Abstract]
Net Investment Income Not Reflected In Revenues Separate Accounts	207	163	22
Other Than Temporary Impairments On Debt Securities Net	(26)	(1)	(47)
Realized Investment Gains Losses On Hybrid Securities	(7)	7	13
Fixed Maturities [Member]
Schedule Of Gain Loss On Investments Including Marketable Securities And Investments Held At Cost Income Statement Reported Amounts Summary [Line Items]
Total realized investment losses	50	87	2
Equity Securities [Member]
Schedule Of Gain Loss On Investments Including Marketable Securities And Investments Held At Cost Income Statement Reported Amounts Summary [Line Items]
Total realized investment losses	(1)	5	12
Commercial Mortgage Loans [Member]
Schedule Of Gain Loss On Investments Including Marketable Securities And Investments Held At Cost Income Statement Reported Amounts Summary [Line Items]
Total realized investment losses	(16)	(23)	(20)
Real Estate [Member]
Schedule Of Gain Loss On Investments Including Marketable Securities And Investments Held At Cost Income Statement Reported Amounts Summary [Line Items]
Total realized investment losses	(6)	3	0
Other Investments, including derivatives [Member]
Schedule Of Gain Loss On Investments Including Marketable Securities And Investments Held At Cost Income Statement Reported Amounts Summary [Line Items]
Total realized investment losses	$ 35	$ 3	$ (37)